RENTAL REVENUE, RECOVERIES, COSTS AND EXPENSES - Property operating costs (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Property operating costs
Professional fees	$ 3,444	$ 3,423
Property operating costs	60,812	47,164
Non-recoverable from tenants:
Property operating costs
Property taxes and utilities	656	973
Property insurance	449	303
Environmental and appraisals	294	334
Professional fees	199	201
Repairs and maintenance	331	698
Property management fees	451	247
Other	290	66
Property operating costs	2,670	2,822
Recoverable from tenants:
Property operating costs
Property taxes and utilities	42,961	33,598
Property insurance	4,282	2,946
Repairs and maintenance	7,642	3,916
Property management fees	2,951	2,793
Other	306	1,089
Property operating costs	$ 58,142	$ 44,342